Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Subsequent Event [Member] Segment	Dec. 31, 2013 Actavis Pharma [Member]	Dec. 31, 2012 Actavis Pharma [Member]	Dec. 31, 2011 Actavis Pharma [Member]
Segment Reporting Information [Line Items]
Number of operating segments before realignment	3
Number of operating segments	2			2
Research and development	$ 616.9	$ 402.5	$ 306.6		$ 616.9	$ 402.5	$ 306.6